Summary of Significant Accounting Policies - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2021
Scientific equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Scientific equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years